Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ (394)		$ (29,484)	$ 298,605
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	257,000	$ 2,000,000
Income subject to profits tax				2,072,386
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	8.25%	8.25%
HONG KONG | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%	16.50%
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	24.00%	24.00%
Income subject to profits tax				28,031
SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	17.00%	17.00%
Income subject to profits tax